Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Measurements
Fair Value Measurements

Note 10 Fair Value Measurements

The following table presents fair value information as of December 31, 2023 and 2022 of the Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2023
Carrying
	value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$—	$—	$—	$—
Total	$—	$—	$—	$—

	December 31, 2022
	Carrying
	value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$273,534	$—	$—	$273,534
Total	$273,534	$—	$—	$273,534

Measurement

Bridge Note Embedded Derivative

The Company established the initial fair value for the Bridge Note Embedded Derivative as of October 5, 2022, which was the date the Bridge Note was executed. As a result of the exchange agreement on November 21, 2023, the carrying balance of the Bridge note and related default interest, as well as the carrying balance of the bifurcated derivative, was offset with the fair value of the stock payable. The fair value of the Embedded Derivative was remeasured as of November 21, 2023 and December 31, 2022. As such, the Company used a Probability Weighted Expected Return Method (“PWERM”) that fair values the early termination/repayment features of the debt. The PWERM is a multi-step process in which value is estimated based on the probability-weighted present value of various future outcomes. The PWERM was used to value the Bridge Note Embedded Derivative for the initial periods and subsequent measurement periods.

The Bridge Note Embedded Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of November 21, 2023 and December 31, 2022 due to the use of unobservable inputs. The key inputs into the simulation model for the Bridge Note Embedded Derivative were as follows at November 21, 2023, December 31, 2022 and October 5, 2022:

	November 21,	December 31,	October 5,
	2023	2022	2022
CCC bond rates	—	15.09%	14.09%
Probability of early termination/repayment – BC not completed	—	5%	10%
Probability of early termination/repayment – BC completed or PIPE completed	—	95%	90%
Probability of completing a business combination by March 31, 2023	—	50%	50%
Probability of completing a business combination by June 30, 2023	—	50%	50%
Implied volatility	0.1%	6%	12%
Risk free rate	5.38%	4.76%	4.01%

The change in the fair value of the Level 3 financial liabilities for the years ended December 31, 2023 and 2022 are summarized as follows:

	December 31, 2023	December 31, 2022
Bridge Note Embedded Derivative, Beginning Fair Value	$273,534	$—
Fair value at October 5, 2022 (Initial measurement)	—	208,803
Change in fair value	(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 9)	(181,085)	—
Bridge Note Embedded Derivative, Ending Fair Value	$—	$273,534

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various Levels during the years ended December 31, 2023 and 2022.